Fair Value Measurements and Investments - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity securities without readily determinable fair value, amount		$ 600
Warrants outstanding (in Shares)	7,869,975
Warrant liabilities	$ 24,966	$ 0
Investment in holdings	$ 1,300
Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants fair value price per unit (in Dollars per Share)	$ 3.64
Warrants outstanding (in Shares)	203,333
Warrant liabilities	$ 700
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants fair value price per unit (in Dollars per Share)	$ 3.16
Warrants outstanding (in Shares)	7,666,642